Note 7 - Other Borrowed Funds (Details) - USD ($)	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 22, 2007	Sep. 07, 2000
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 19,911,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	1.34%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	3.31%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.08%		2.14%
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	$ 0
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	176,662,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 121,952,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Next Twelve Months		$ 75,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.19%		1.92%	6.58%	10.60%
Debt, Weighted Average Interest Rate	1.38%		2.34%
Notes Payable, Related Parties	$ 0
Residential Mortgage [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	214,712,000
Commercial Loan [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	78,012,000
FHLB Stock [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	5,081,000
Federal Home Loan Bank Advances [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Capital Lease Obligations	117,000
FHLB Line of Credit [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	75,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	75,000,000
Letters of Credit Outstanding, Amount	$ 34,800,000		$ 29,500,000
Minimum [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.15%
Maximum [Member]
Note 7 - Other Borrowed Funds (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.50%